Income Tax (Details) - D-Wave Systems Inc. [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Tax credit carryforward, amount	$ 13.5
Tax credit carry forward expiration year	2023 and 2041
CANADA
Operating loss carryforwards expiration year	2027 and 2041
CANADA | Scientific Research and Experimental Development Expenditures [Member]
Operating loss carryforwards	$ 100.3
CANADA | Foreign Tax Authority [Member]
Operating loss carryforwards	$ 155.7
UNITED STATES
Operating loss carryforwards expiration year	2032 and 2037
UNITED STATES | Foreign Tax Authority [Member]
Operating loss carryforwards	$ 18.4
Net operating loss carryforwards	43.9
Operating loss carryforwards indefinitely	$ 25.5